Leases	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

Note 8 — Leases

Operating lease

In February, 2021, the Group took delivery of the Top Advancer, a 2016-built bulk carrier for a 59-month bareboat charter-in agreement. No purchase option or obligation clause is stipulated in the bareboat charter contract. The Group has performed an assessment considering the lease classification criteria under ASC 842 and concluded that the arrangement is an operating lease. Consequently, the Group has recognized an operating lease liability based on the net present value of the remaining charter-in payments based on rate at the lease commencement and an operating lease right-of-use asset at an amount equal to the operating liability adjusted for the carrying amount of the straight-line liability. Any changes resulted from the index or rate change is charged to expense during the period they occur.

For the six months ended December 31, 2025 and 2024, cash paid for operating lease liabilities amounted to $1,708,380 and $1,682,250, respectively.

The components of lease expenses for the six months ended December 31, 2025 and 2024 were as follows:

	For the six months ended December 31, 2025	For the six months ended December 31, 2024
Fixed operating lease	$1,579,139	$1,579,139
Variable operating lease	129,241	103,111
Total lease expense	$1,708,380	$1,682,250

The variable operating lease expense depending on the BSI (Baltic Supramax index) published by the Baltic Exchange is measured on a monthly basis and recognized during the period in which it incurred.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31, 2025	As of June 30, 2025
Right-of-use assets-operating lease, net	$—	$1,560,385

Operating lease liabilities – current	$—	$1,437,353

The weighted average remaining lease terms and discount rate for operating lease were as follows as of December 31, 2025 and June 30, 2025:

	As of December 31, 2025	As of June 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	—	0.5 years
Weighted average discount rate	—%	4.16%

Short-term operating lease

The Group leased office space from a related party with fixed lease term of 1 year with no purchase or renew option. The Group elects not to apply the recognition requirements in ASC 842 to short-term leases and recognizes the lease payments in profit or loss on a straight-line basis over the lease term. Short-term lease expense amounted to nil and $13,795 for the six months ended December 31, 2025 and 2024.

Financing leases

In September, 2018, the Group took delivery of Top Diligence, a 2018-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement with Topsheen Shipping Group Limited (a related party, see Note 11). The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period.

The Group has performed an assessment for Top Diligence considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Group has recognized vessel, net and a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the rate implicit in the lease (7.4%). As of December 31, 2025 and June 30,2025, the outstanding balance of lease liabilities was $5,890,260 and $6,739,912, respectively, and is repayable in 32 months and 38 months in consecutive monthly installments, with an estimated purchase option of $1,490,000.

In October, 2019, the Group took delivery of Top Elegance, a 2019-built Dry Cargo vessel of 48,500 dwt, for a 10-year bareboat charter-in agreement with Topsheen Shipping Group Limited (a related party, see Note 11). The bareboat charter-in provides for purchase obligation with a bargain purchase price at the end of 10-year charter period. The Group has performed an assessment for Top Elegance considering the lease classification criteria under ASC 842 and concluded that the arrangement is a finance lease. Consequently, the Group has recognized a finance lease liability based on the net present value of the remaining charter-in payments including the purchase option to acquire the vessel at the end of the lease period, discounted by the rate implicit in the lease (7.8%). As of December 31, 2025 and June 30, 2025, the outstanding balance of lease liabilities was $6,424,623 and $7,275,788, respectively, and is repayable in 42 months in consecutive monthly installments, with an estimated purchase option of $1,490,000.

The total amount of financing lease expense, including amortization and interest expenses recognized in the unaudited condensed consolidated statements of income for the six months ended December 31, 2025 and 2024 were as follows:

	For the six months ended December 31, 2025	For the six months ended December 31, 2024
Depreciation expenses	$1,160,698	$1,352,424
Interest expenses-fixed	505,272	629,263
Interest expenses-variable	134,236	277,905
Total	$1,800,206	$2,259,592

The variable interest expenses depending on LIBOR (later replaced by SOFR) are measured on a monthly basis and recognized during the period in which they are incurred.

Supplemental balance sheet information related to financing leases was as follows:

	As of December 31, 2025	As of June 30, 2025
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 4)	$36,701,714	$38,118,961
Financing lease liabilities – current	$3,279,203	$3,338,390
Financing lease liabilities – non-current	9,035,680	10,677,310
Total financing lease liabilities	$12,314,883	$14,015,700

The weighted average remaining lease terms and discount rates for financing leases were as follows as of December 31, 2025 and June 30, 2025:

	As of December 31, 2025	As of June 30, 2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.84 years	3.34 years
Weighted average discount rate	7.61%	7.61%

The following is a schedule of maturities of financing lease liabilities (excluding variable payments) as of December 31, 2025:

For the period ending June 30,
2026	$2,080,635
For the year ending June 30,
2027	3,986,356
2028	3,753,139
Thereafter	4,182,754
Total future minimum lease payments	$14,002,884
Less: imputed interest	1,688,001
Present value of lease liabilities	$12,314,883